Segment Reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 24 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing the performance of the Company.

Based on the management’s assessment, the Company determined that it has two operating segments and therefore two reportable segments as defined by ASC 280, which are graphite anode business and peer-to-peer knowledge sharing and enterprise business. The Company’s assets are substantially all located in the PRC and substantially all of the Company’s revenue and expense are derived in the PRC. Therefore, no geographical segments are presented.

The Company’s CODM evaluates performance based on each reporting segment’s revenues, costs of revenues and gross (loss) profit. Revenues, cost of revenues and gross (loss) profits by segment are presented below. Separate financial information of operating income by segment is not available.

	For the years ended December 31,
REVENUES, NET	2023	2022	2021
Graphite anode business	$44,384,004	$37,580,677	$-
Peer-to-peer knowledge sharing and enterprise business	666,401	544,991	7,409,272
Member services	-	106,724	498,330
Enterprise services
-Comprehensive tailored services	10,784	153,658	1,433,847
-Sponsorship advertising services	-	-	1,734,390
-Consulting services	471,978	9,645	1,583,583
Online services	7,827	2,100	40,391
Other revenues	175,812	272,864	2,118,731
Revenues, net	$45,050,405	$38,125,668	$7,409,272

	For the years ended December 31,
COST OF REVENUES	2023	2022	2021
Graphite anode business	$57,172,626	$35,586,544	$-
Peer-to-peer knowledge sharing and enterprise business	281,030	3,889,502	3,886,654
Member services	-	591,000	99,013
Enterprise services
-Comprehensive tailored services	12,444	294,759	157,563
-Sponsorship advertising services	-	-	34,041
-Consulting services	198,799	218,719	733,266
Online services	20,002	66,403	798,010
Other revenues	49,785	2,718,621	2,064,761
Cost of revenues	$57,453,656	$39,476,046	$3,886,654

	For the years ended December 31,
GROSS (LOSS) PROFIT	2023	2022	2021
Graphite anode business	$(12,788,622)	$1,994,133	$-
Peer-to-peer knowledge sharing and enterprise business	385,371	(3,344,511)	3,522,618
Member services	-	(484,276)	399,317
Enterprise services	271,519
-Comprehensive tailored services	(1,660)	(141,101)	1,276,284
-Sponsorship advertising services	-	-	1,700,349
-Consulting services	273,179	(209,074)	850,317
Online services	(12,175)	(64,303)	(757,619)
Other revenues	126,027	(2,445,757)	53,970
Gross (loss) profit	$(12,403,251)	$(1,350,378)	$3,522,618